CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Direct financing lease income
Direct financing lease interest income	$ 7,595,992	$ 5,697,957
Interest expense for direct financing lease	(411,066)	(1,546,304)
Business collaboration fee and commission expenses for leasing projects	(68,342)	(99,320)
Provision for lease payment receivable	(81,585,960)	(3,514,961)
Net direct financing lease interest income after provision for receivables	(74,469,376)	537,372
Financial advisory and lease agency income	0	1,695,303
Net revenue	(74,469,376)	2,232,675
Non-interest income
Interest on investment securities-held to maturity	105,878	3,942,719
Total non-interest income	105,878	3,942,719
Non-interest expense
Business taxes and surcharges	(15,827)	(9,911)
Salaries and employee charges	(542,628)	(540,312)
Rental expenses (Note 7)	(102,859)	(175,549)
Other operating expenses	(2,062,802)	(4,554,030)
Total non-interest expense	(2,724,116)	(5,279,802)
Income before taxes	(77,087,614)	895,592
Income tax credit (Note 17)	18,900,720	322,038
NET (LOSSES)/INCOME	(58,186,894)	1,217,630
Income from discontinued operation	8,377,166	8,881,255
Total Net (Losses)/Income	(49,809,728)	10,098,885
Other comprehensive income (loss)
Foreign currency translation adjustment	(9,623,857)	5,977,187
COMPREHENSIVE (LOSS)/INCOME	$ (59,433,585)	$ 16,076,072
Weighted-average ordinary shares outstanding (Note 16)
Basic	19,837,642	19,837,642
Diluted	19,837,642	19,837,642
Earnings per share (Note 16)
Basic	$ (2.51)	$ 0.51
Diluted	(2.51)	0.51
From continuing operation	(2.93)	0.06
From discontinued operation	$ 0.42	$ 0.45